Convertible Preferred Shares - Share repurchases (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 01, 2019	Nov. 11, 2016	Dec. 31, 2019
Temporary Equity [Line Items]
Number of shares repurchased			(1,457,003)
Number of shares issued during the period			52,428,242
Payment for repurchase of convertible preferred shares			$ 3,750
Series A-1 convertible preferred shares
Temporary Equity [Line Items]
Number of shares repurchased	1,457,003		(1,457,003)
Number of shares issued during the period	13,679,270	13,679,270
Weighted average price of shares repurchased during period	$ 2.5738
Payment for repurchase of convertible preferred shares	$ 3,750
Original issuance price	$ 0.2193	$ 0.2193